Leases - Schedule of effective lease cost comprehensive income loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease costs	$ 2,195	$ 2,994
Sublease income	(77)	(23)
Total lease costs	$ 2,118	$ 2,971